SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Segment Information Disclosure
As discussed in Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans", Eastman has elected to change its method of accounting for actuarial gains and losses for its pension and OPEB plans.  The new method recognizes actuarial gains and losses in the Company's operating results in the year in which the gains and losses occur rather than amortizing them over future periods.  Historically, total pension and OPEB costs have been allocated to each segment.  In conjunction with the change in accounting principle, the service cost, which represents the benefits earned by active employees during the period, and amortization of prior service credits continue to be allocated to each segment.  Interest costs, expected return on assets, and the MTM adjustment for pension and OPEB plans actuarial gains and losses are now included in corporate expense and not allocated to segments.  Management believes this change in expense allocation will better reflect the operating results of each business.  The following tables show for each business segment the retrospective application of this expense allocation change for each period presented.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Sales by Segment
CASPI	$1,844	$1,574	$1,217
Fibers	1,279	1,142	1,032
PCI	2,860	2,083	1,398
Specialty Plastics	1,195	1,043	749

Total Sales	$7,178	$5,842	$4,396

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Operating Earnings (Loss)
CASPI (1)	$354	$312	$239
Fibers (2)	365	339	308
PCI (3)	315	244	59
Specialty Plastics (4)	125	103	24
Total Operating Earnings by Segment	1,159	998	630
Other (5)(6)	(222)	(154)	(354)

Total Operating Earnings	$937	$844	$276

(1)	CASPI includes $6 million and $3 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(2)	Fibers includes $3 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(3)	PCI includes $7 million, $7 million, and $6 million in 2011, 2010, and 2009, respectively, in restructuring charges related to severance.
(4)	Specialty Plastics includes $5 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(5)
Other includes a $15 million gain in 2011 from the sale of the previously impaired methanol and ammonia assets related to the terminated Beaumont, Texas industrial gasification project as well as $8 million and $179 million in 2010 and 2009, respectively, in asset impairments and restructuring charges, net, related to the discontinued industrial gasification project in Beaumont, Texas.

(6)	Other includes MTM pension and OPEB adjustments for actuarial net losses of $144 million, $53 million, and $91 million in 2011, 2010, and 2009, respectively.

	December 31,
(Dollars in millions)	2011	2010	2009
Assets by Segment (1)
CASPI	$1,373	$1,280	$1,113
Fibers	921	874	726
Performance Polymers (2)	--	--	575
PCI	1,471	1,235	844
Specialty Plastics	1,194	1,017	910
Total Assets by Segment	4,959	4,406	4,168
Corporate Assets (3)	1,225	966	1,347
Assets Held for Sale (2)	--	614	--
Total Assets	$6,184	$5,986	$5,515

(1)	The chief operating decision maker holds segment management accountable for accounts receivable, inventory, fixed assets, goodwill, and intangible assets.
(2)
The Performance Polymers assets were classified as assets held for sale as of December 31, 2010, as a result of the definitive agreement with DAK Americas, LLC, to sell and subsequent sale in first quarter 2011 of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale".

(3)	For more information regarding the impairment of Beaumont, Texas industrial gasification project, see Note 19 "Asset Impairments and Restructuring Charges (Gains), Net".

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Depreciation Expense by Segment
CASPI	$60	$56	$56
Fibers	65	59	59
PCI	72	60	57
Specialty Plastics	62	61	53
Total Depreciation Expense by Segment	259	236	225
Other	2	2	2

Total Depreciation Expense	$261	$238	$227

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Capital Expenditures by Segment
CASPI	$74	$39	$42
Fibers	51	39	29
PCI	107	61	49
Specialty Plastics	193	73	125
Total Capital Expenditures by Segment	425	212	245
Other (1)	32	31	65

Total Capital Expenditures	$457	$243	$310

(1)
Other includes $24 million and $27 million, for 2010 and 2009, respectively, of capital expenditures in the discontinued Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale."

Sales and long lived assets geographic information
Sales are attributed to geographic areas based on customer location; long-lived assets are attributed to geographic areas based on asset location.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Geographic Information
Sales
United States	$3,662	$2,826	$2,189
All foreign countries	3,516	3,016	2,207
Total	$7,178	$5,842	$4,396

	December 31,
	2011	2010	2009
Long-Lived Assets, Net
United States (1)	$2,687	$2,790	$2,789
All foreign countries	420	429	321
Total	$3,107	$3,219	$3,110

(1)
The Performance Polymers assets were classified as assets held for sale as of December 31, 2010, as a result of the definitive agreement with DAK Americas, LLC, to sell and subsequent sale in first quarter 2011 of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale".